RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Income taxes receivable	$ 0.5	$ 0.5
Receivables from governments	78.5	40.0
Deferred consideration from the sale of Sadiola	1.2	1.2
Other receivables	4.0	6.7
Total receivables	84.2	48.4
Prepayment for other assets	0.0	0.3
Prepaid expenses	13.4	17.1
Hedge derivatives	21.3	30.7
Non-hedge derivatives	9.1	0.0
Receivables and other current assets	$ 128.0	$ 96.5